The Saratoga Advantage Trust

Supplement dated November 2, 2009 to the Class A Shares Prospectus Dated

December 31, 2008 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2008 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s International Equity Portfolio.

Reference is made to the section entitled “INTERNATIONAL EQUITY PORTFOLIO” located on page 30 of the Prospectus.

The first paragraph under the sub-heading “THE ADVISER” is deleted in its entirety and replaced with the following:

THE ADVISER

The International Equity Portfolio is advised by DePrince, Race & Zollo, Inc. The Portfolio is managed in the international value style by a portfolio manager with a team of supporting analysts. The individual who is primarily responsible for the day-to-day management of the Portfolio is Eugene Wu. Mr. Wu, is the portfolio manager for DePrince, Race & Zollo’s International Equity team. Prior to joining DePrince, Race & Zollo, Inc. in April 2008, Mr. Wu was employed at Lazard Asset Management as a Vice President, Portfolio Manager/Research Analyst in the Discounted Asset Strategies Group. Mr. Wu holds the Chartered Financial Analyst designation.  He received his Bachelor of Science in Finance and Economics from New York University’s Leonard N. Stern School of Business and his Masters of Business Administration from Columbia University.

The first paragraph under the sub-heading “PRINCIPAL INVESTMENT STRATEGY” is deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States. Equity securities consist of common stock and other securities such as depositary receipts. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries (generally in excess of three), which may include countries with developing and emerging economies. The Adviser seeks to purchase undervalued stocks with above average dividend yields and a fundamental catalyst such as improving prospects or a sustainable competitive advantage. Emphasis is placed on bottom-up stock selection. In addition, the Adviser considers four global opportunity fundamentals: Macro, Political, Business and Portfolio diversification to assist in the basis of portfolio construction. A stock is sold when it no longer meets the Adviser’s criteria.

******

Reference is made to the section entitled “ADVISERS” beginning on page 66 of the Prospectus.  The paragraph under this section with respect to Oppenheimer Capital LLC is deleted in its entirety and replaced with the following:

DePrince, Race & Zollo, Inc. (“DePrince, Race & Zollo”), a registered investment adviser, serves as Adviser to the International Equity Portfolio.   DePrince, Race & Zollo, an independent investment management firm founded in 1995, is located at 250 Park Avenue South, Suite #250, Winter Park, Florida 32789. As of September 30, 2009, DePrince, Race & Zollo had approximately $4.6 billion in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated November 2, 2009 to the Class B Shares Prospectus Dated

December 31, 2008 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2008 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s International Equity Portfolio.

Reference is made to the section entitled “INTERNATIONAL EQUITY PORTFOLIO” located on page 31 of the Prospectus.

The first paragraph under the sub-heading “THE ADVISER” is deleted in its entirety and replaced with the following:

THE ADVISER

The International Equity Portfolio is advised by DePrince, Race & Zollo, Inc. The Portfolio is managed in the international value style by a portfolio manager with a team of supporting analysts. The individual who is primarily responsible for the day-to-day management of the Portfolio is Eugene Wu. Mr. Wu, is the portfolio manager for DePrince, Race & Zollo’s International Equity team. Prior to joining DePrince, Race & Zollo, Inc. in April 2008, Mr. Wu was employed at Lazard Asset Management as a Vice President, Portfolio Manager/Research Analyst in the Discounted Asset Strategies Group. Mr. Wu holds the Chartered Financial Analyst designation.  He received his Bachelor of Science in Finance and Economics from New York University’s Leonard N. Stern School of Business and his Masters of Business Administration from Columbia University.

The first paragraph under the sub-heading “PRINCIPAL INVESTMENT STRATEGY” is deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States. Equity securities consist of common stock and other securities such as depositary receipts. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries (generally in excess of three), which may include countries with developing and emerging economies. The Adviser seeks to purchase undervalued stocks with above average dividend yields and a fundamental catalyst such as improving prospects or a sustainable competitive advantage. Emphasis is placed on bottom-up stock selection. In addition, the Adviser considers four global opportunity fundamentals: Macro, Political, Business and Portfolio diversification to assist in the basis of portfolio construction. A stock is sold when it no longer meets the Adviser’s criteria.

******

Reference is made to the section entitled “ADVISERS” beginning on page 68 of the Prospectus.  The paragraph under this section with respect to Oppenheimer Capital LLC is deleted in its entirety and replaced with the following:

DePrince, Race & Zollo, Inc. (“DePrince, Race & Zollo”), a registered investment adviser, serves as Adviser to the International Equity Portfolio.   DePrince, Race & Zollo, an independent investment management firm founded in 1995, is located at 250 Park Avenue South, Suite #250, Winter Park, Florida 32789. As of September 30, 2009, DePrince, Race & Zollo had approximately $4.6 billion in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated November 2, 2009 to the Class C Shares Prospectus Dated

December 31, 2008 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2008 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s International Equity Portfolio.

Reference is made to the section entitled “INTERNATIONAL EQUITY PORTFOLIO” located on page 31 of the Prospectus.

The first paragraph under the sub-heading “THE ADVISER” is deleted in its entirety and replaced with the following:

THE ADVISER

The International Equity Portfolio is advised by DePrince, Race & Zollo, Inc. The Portfolio is managed in the international value style by a portfolio manager with a team of supporting analysts. The individual who is primarily responsible for the day-to-day management of the Portfolio is Eugene Wu. Mr. Wu, is the portfolio manager for DePrince, Race & Zollo’s International Equity team. Prior to joining DePrince, Race & Zollo, Inc. in April 2008, Mr. Wu was employed at Lazard Asset Management as a Vice President, Portfolio Manager/Research Analyst in the Discounted Asset Strategies Group. Mr. Wu holds the Chartered Financial Analyst designation.  He received his Bachelor of Science in Finance and Economics from New York University’s Leonard N. Stern School of Business and his Masters of Business Administration from Columbia University.

The first paragraph under the sub-heading “PRINCIPAL INVESTMENT STRATEGY” is deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States. Equity securities consist of common stock and other securities such as depositary receipts. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries (generally in excess of three), which may include countries with developing and emerging economies. The Adviser seeks to purchase undervalued stocks with above average dividend yields and a fundamental catalyst such as improving prospects or a sustainable competitive advantage. Emphasis is placed on bottom-up stock selection. In addition, the Adviser considers four global opportunity fundamentals: Macro, Political, Business and Portfolio diversification to assist in the basis of portfolio construction. A stock is sold when it no longer meets the Adviser’s criteria.

******

Reference is made to the section entitled “ADVISERS” beginning on page 69 of the Prospectus.  The paragraph under this section with respect to Oppenheimer Capital LLC is deleted in its entirety and replaced with the following:

DePrince, Race & Zollo, Inc. (“DePrince, Race & Zollo”), a registered investment adviser, serves as Adviser to the International Equity Portfolio.   DePrince, Race & Zollo, an independent investment management firm founded in 1995, is located at 250 Park Avenue South, Suite #250, Winter Park, Florida 32789. As of September 30, 2009, DePrince, Race & Zollo had approximately $4.6 billion in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated November 2, 2009 to the Class I Shares Prospectus Dated

December 31, 2008 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2008 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s International Equity Portfolio.

Reference is made to the section entitled “INTERNATIONAL EQUITY PORTFOLIO” located on page 30 of the Prospectus.

The first paragraph under the sub-heading “THE ADVISER” is deleted in its entirety and replaced with the following:

THE ADVISER

The International Equity Portfolio is advised by DePrince, Race & Zollo, Inc. The Portfolio is managed in the international value style by a portfolio manager with a team of supporting analysts. The individual who is primarily responsible for the day-to-day management of the Portfolio is Eugene Wu. Mr. Wu, is the portfolio manager for DePrince, Race & Zollo’s International Equity team. Prior to joining DePrince, Race & Zollo, Inc. in April 2008, Mr. Wu was employed at Lazard Asset Management as a Vice President, Portfolio Manager/Research Analyst in the Discounted Asset Strategies Group. Mr. Wu holds the Chartered Financial Analyst designation.  He received his Bachelor of Science in Finance and Economics from New York University’s Leonard N. Stern School of Business and his Masters of Business Administration from Columbia University.

The first paragraph under the sub-heading “PRINCIPAL INVESTMENT STRATEGY” is deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States. Equity securities consist of common stock and other securities such as depositary receipts. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries (generally in excess of three), which may include countries with developing and emerging economies. The Adviser seeks to purchase undervalued stocks with above average dividend yields and a fundamental catalyst such as improving prospects or a sustainable competitive advantage. Emphasis is placed on bottom-up stock selection. In addition, the Adviser considers four global opportunity fundamentals: Macro, Political, Business and Portfolio diversification to assist in the basis of portfolio construction. A stock is sold when it no longer meets the Adviser’s criteria.

******

Reference is made to the section entitled “ADVISERS” beginning on page 66 of the Prospectus.  The paragraph under this section with respect to Oppenheimer Capital LLC is deleted in its entirety and replaced with the following:

DePrince, Race & Zollo, Inc. (“DePrince, Race & Zollo”), a registered investment adviser, serves as Adviser to the International Equity Portfolio.   DePrince, Race & Zollo, an independent investment management firm founded in 1995, is located at 250 Park Avenue South, Suite #250, Winter Park, Florida 32789. As of September 30, 2009, DePrince, Race & Zollo had approximately $4.6 billion in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated November 2, 2009

to the

Statement of Additional Information

Dated December 31, 2008 of the Saratoga Advantage Trust

This Supplement updates and supersedes any contrary information contained in the Statement of Additional Information dated December 31, 2008 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s International Equity Portfolio.

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” beginning on page 42 of the Statement of Additional Information (“SAI”). The information in this table pertaining to the International Equity Portfolio located on page 43 is deleted in its entirety and replaced with the following information, which is provided as of August 31, 2009:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts*	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Eugene Wu, DePrince, Race & Zollo, Inc.	International Equity Portfolio	0	$0	1	$9.57	1	$9.89	$19.46

* * * * *

Reference is made to the section entitled “Conflicts of Interest” beginning on page 43 of the SAI.  Paragraphs three through seven with respect to Oppenheimer Capital are deleted in their entirety and replaced with the following information pertaining to DePrince, Race & Zollo, Inc.:

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account.  More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

•

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  DePrince, Race & Zollo, Inc. (“DePrince, Race & Zollo”) seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models, subject to certain client restrictions or in anticipation of a client contribution or withdrawal.  Therefore, portfolio holdings, relative position size and industry, sector and country exposures will match across portfolios with similar strategies.

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts.  To deal with these situations, DePrince, Race & Zollo has adopted procedures for allocating portfolio transactions across multiple accounts in a fair and equitable manner.

•

With respect to many of its clients’ accounts, DePrince, Race & Zollo determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction.  However, with respect to certain other accounts, DePrince, Race & Zollo may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, DePrince, Race & Zollo may place separate, non-simultaneous, transactions for a fund and other accounts, which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the other accounts.

•

The Portfolio is subject to different regulations than the other pooled investment vehicles and other accounts managed by the portfolio manager.  As a consequence of this difference in regulatory requirements, the Portfolio may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager.

DePrince, Race & Zollo has adopted compliance procedures which are designed to address these types of conflicts.  In addition, DePrince, Race & Zollo has adopted a written Code of Ethics designed to mitigate the possibility of conflicts of interests that may arise from employee personal trading activity.

* * * * *

Reference is made to the section entitled “Compensation” beginning on page 47 of the SAI.  Paragraphs two through five with respect to Oppenheimer Capital are deleted in their entirety and replaced with the following information pertaining to DePrince, Race & Zollo:

All employees participate in a discretionary bonus program based on firm profitability.  DePrince, Race & Zollo has a competitive compensation structure for professional staff.  The compensation structure consists of base salary and a bonus program, which is based on firm profitability and individual contribution.  Performance is evaluated based on the firm’s fiscal year, which is October 1 to September 30.  Subjective measurement is also included.  Portfolio managers have no incentives for product asset growth.  Compensation structure aligns portfolio managers’ and analysts’ interests with the interest of our clients.

* * * * *

Reference is made to the section entitled “Ownership of Securities” located on page 50 of the SAI.  The information in this table pertaining to the Portfolio Manager of the International Equity Portfolio is deleted in its entirety and replaced with the following information, which is provided as of August 31, 2009:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Eugene Wu	International Equity Portfolio	None

Appendix B- “PROXY VOTING POLICIES & PROCEDURES” is amended to delete the Proxy Voting Policy of Oppenheimer Capital and to include the following Proxy Voting Policy of DePrince, Race & Zollo.

Please retain this supplement for future reference.

DEPRINCE, RACE & ZOLLO, INC.

Policy

Proxy Voting

I. Introduction

Rule 206(4)-6 (the “Rule”) under the Investment Advisers Act of 1940 (“Advisers Act”) requires every investment adviser to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients.  The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request.  Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

DePrince, Race & Zollo, Inc. (“DRZ”) votes proxies for a majority of its clients, and therefore has adopted and implemented this Proxy Voting Policy and Procedures.  In accordance with a pre-determined policy that is disclosed in the clients’ agreements, proxies are typically voted by an independent third party, the Proxy Administrator.  DePrince, Race & Zollo, Inc. has retained RiskMetrics Group as its third-party Proxy Administrator.  Any questions about this document should be directed to our Chief Compliance Officer.

II. Regulatory Background

(A)The Need to Implement a Proxy Voting Policy and Procedures

The SEC has determined that the rule applies to all registered investment advisers that exercise proxy voting authority over client securities.  The SEC has also indicated that advisers with implicit as well as explicit voting authority must comply with the rule.  In particular, the rule applies when the advisory contract is silent but the adviser’s voting authority is implied by an overall delegation of discretionary authority.

(B)Voting Client Proxies

 The SEC has interpreted the duty of care to require an adviser with voting authority to monitor shareholder meeting dates and to vote client proxies.  However, the scope of an adviser’s responsibilities with respect to voting proxies would ordinarily be determined by the adviser’s contracts with its clients, the disclosures it has made to its clients, and the investment policies and objectives of its clients.  The rule does not necessitate an adviser to become a “shareholder activist,” but more practically, allows an adviser to determine whether the costs and expected benefits to clients warrant such activism.

Additionally, the failure to vote every proxy should not necessarily be construed as a violation of an adviser’s fiduciary obligations.  The SEC has noted times when refraining from voting a proxy may be in the client’s best interest, such as when the analysis noted above yields results that indicate the cost of voting the proxy exceeds the expected benefit to the client.  Nevertheless, an adviser must be aware that it may not ignore or be negligent in fulfilling the obligation it has assumed to vote client proxies.

(C)Implementing Policies and Procedures to Resolve Conflicts of Interest

A challenging aspect to Rule 206(4)-6 has been an adviser’s identification of material conflicts of interest that may influence the manner in which it votes proxies.  Although the SEC has not listed all conflicts of interest that an adviser may encounter when voting clients’ proxies, it has provided guidance with respect to ways in which the policies and procedures may mitigate any existing conflicts of interest.  An adviser could also suggest that the client engage another party to determine how the proxies should be voted, which would relieve the adviser of the responsibility to vote the proxies.

(D)Disclosure Requirements

▪

An investment adviser must disclose to clients how they can obtain information on how client proxies were voted.

▪

A concise summation of the proxy voting process, rather than a reiteration of the adviser’s proxy voting policy and procedures must also be disclosed and that upon client request, the adviser will provide a copy of the policies and procedures.

(E)Recordkeeping Requirements

Amended Rule 204-2 under the Advisers Act requires investments advisers to retain the following documents:

-

Proxy Voting Policies and Procedures;

-

Proxy Statements Received Regarding Client Securities;

-

Records of Votes Cast on Behalf of Clients;

-

Records of Client Requests for Proxy Voting Information; and

-

Any Documents Prepared by the Adviser that were Material to Making a Decision how to Vote, or that Memorialized the Basis for the Decision.

III. Risks

In developing this policy and procedures, DRZ considered numerous risks associated with its voting of client proxies.  This analysis includes risks such as:

•

DRZ does not maintain a written proxy voting policy as required by Rule 206(4)-6.

•

Proxies are not voted in clients’ best interests.

•

Proxies are not identified and voted in a timely manner.

•

Conflicts between DRZ’s interests and the client are not identified; therefore, proxies are not voted appropriately.

•

Proxy voting records and client requests to review proxy votes are not maintained.

DRZ has established the following guidelines as an attempt to mitigate these risks.

IV.  Policy

It is the policy of DRZ to vote client proxies in the interest of maximizing Shareholder Value.  To that end, DRZ will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least.  Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.

Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supercede this policy.  Clients may wish to have their proxies voted by an independent third party or other named fiduciary or agent.

V. Procedures for Identification and Voting of Proxies

These proxy voting procedures are designed to enable DRZ to resolve material conflicts of interest with clients before voting their proxies in the interest of shareholder value.

1.

DRZ shall maintain a list of all clients for which it votes proxies.  The list will be maintained electronically and updated by the Compliance department who will obtain proxy voting information from client agreements.

All new signed contracts or new account instructions must be sent to the Proxy Administrator no later than ten (10) days from the date a new account starts trading.  Alternatively, DRZ’s Operations department, as part of the account opening procedure, will inform the Proxy Administrator that DRZ will vote proxies for the new client.

2.

DRZ shall work with the client to ensure that the Proxy Administrator is the designated party to receive proxy voting materials from companies or intermediaries.  To that end, new account forms of broker-dealers/custodians will state that the Proxy Administrator should receive this documentation.   The designation may also be made by telephoning contacts and/or client service representatives at broker-dealers/custodians.

These intermediaries will be informed to direct all proxy materials to our designated Proxy Administrator.

3.

The Proxy Administrator shall receive all proxy voting materials and will be responsible for ensuring that proxies are voted and submitted in a timely manner.  The Compliance department of DRZ shall receive and review current proxy information from the Proxy Administrator on a routine basis to ensure that all proxies are being received and voted.

4.

The Proxy Administrator will review the list of clients and compare the record date of the proxies with a security holdings list for the security or company soliciting the proxy vote.

For any client who has provided specific voting instructions, the Proxy Administrator shall vote that client’s proxy in accordance with the client’s written instructions.

Proxies for client’s who have selected a third party to vote, and whose proxies were received by DRZ, shall be forwarded back to the client for voting and submission.

Proxies received after the termination date of a client relationship will not be voted.  Such proxies should be delivered to the last known address of the client or to the intermediary who distributed the proxy with a written or oral statement indicating that the advisory relationship has been terminated and that future proxies for the named client should not be delivered to DRZ or to the Proxy Administrator.

5.

The Proxy Administrator will provide to the appropriate investment officers (portfolio managers) the proxy solicitations and materials for review if not covered by DRZs guidelines.

6.

DRZ shall compare the cost of voting the proxy to the benefit to the client.  In the event that the costs of voting appear to outweigh the benefits, DRZ shall document such rationale and maintain the documentation in the permanent file (for example, voting a foreign security may require additional costs that overshadow the benefits).  The Proxy Administrator will then be notified accordingly.

7.

The Proxy Administrator will reasonably try to assess any material conflicts between DRZ’s interests and those of its clients with respect to proxy voting by considering the situations identified in the Conflicts of Interest section of this document.

8.

So long as there is no material conflicts of interest identified, the Proxy Administrator will vote proxies according to the guidelines set forth above.  DRZ may also elect to abstain from voting if it deems such abstinence in its clients’ best interests.  The rationale for the occurrence of voting that deviates from the guidelines will be documented and the documentation will be maintained in the permanent file.

9.

If the Proxy Administrator detects a conflict of interest, the following process will be followed:

a.

The Proxy Administrator will, as soon as reasonable practicable, contact the Compliance Officer of DRZ.  The Compliance Officer will convene the Proxy Voting Committee (the “Committee”).  Members of the Committee include the persons listed on Attachment A, none of which directly reports to another member of the Committee.  The Compliance Officer will serve as chairperson.

b.

The Compliance Officer, at inception of the Committee meeting, will appoint Secretary, whose role it will be to keep careful and detailed minutes.

c.

The Compliance Officer will identify for the Committee the issuer and proposal to be considered.  The Compliance Officer will also identify the conflict of interest that has been detected.  The Compliance Officer will also identify the vote that he believes is in the interest of shareholder value and the reasons why.

d.

The members of the Committee will then consider the proposal by reviewing the proxy voting materials and any additional documentation a member(s) feels necessary in determining the appropriate vote.  Members of the Committee may wish to consider the following questions:

•

Whether adoption of the proposal would have a positive or negative impact on the issuer’s short term or long-term value.

•

Whether the issuer has already responded in some appropriate manner to the request embodied in a proposal.

•

Whether the proposal itself is well framed and reasonable.

•

Whether implementation of the proposal would achieve the objectives sought in the proposal.

•

Whether the issues presented would best be handled through government or issuer-specific action.

a.

Upon the provision of a reasonable amount of time to consider the proposal, each member of the Committee will in turn announce to the Committee his decision on whether DRZ will vote for or against the proposal.  Members of the Committee are prohibited from abstaining from the Committee vote and are prohibited from recommending that DRZ refrain from voting on the proposal, although “abstain” votes are permitted.   The Secretary will record each member’s vote and the rationale for his decision.

f.

After each member of the Committee has announced his vote, the Secretary will tally the votes.  The tally will result in one of the following two outcomes:

▪

If all members of the committee have voted in the same direction on the proposal, all of DRZ’s proxies for that proposal will be voted in such direction.  The Secretary will document the unanimous vote and all minutes will be maintained in the permanent file.

▪

If a unanimous decision cannot be reached by the Committee, DRZ will, at its expense, engage the services of an outside proxy voting service or consultant who will provide an independent recommendation on the direction in which DRZ should vote on the proposal.  The proxy voting service’s or consultant’s determination will be binding on DRZ.

1.

The Proxy Administrator shall be informed of the results and shall collect and submit the proxy votes in a timely manner.

2.

All proxy votes will be recorded on the attached DRZ Proxy Voting Record or in another suitable place.  In either case, the following information will be maintained:

1.

The name of the issuer of the portfolio security;

2.

The exchange ticker symbol of the portfolio security;

3.

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

4.

The shareholder meeting date;

5.

The number of shares DRZ is voting on firm-wide;

6.

A brief identification of the matter voted on;

7.

Whether the matter was proposed by the issuer or by a security holder;

8.

Whether or not DRZ cast its vote on the matter;

9.

How DRZ cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

10.

Whether DRZ cast its vote with or against management; and

11.

Whether any client requested an alternative vote of its proxy.

In the event that DRZ votes the same proxy in two directions, it shall maintain documentation to support its voting (this may occur if a client requires DRZ to vote a certain way on an issue, while DRZ deems it beneficial to vote in the opposite direction for its other clients) in the permanent file.

VI. Conflicts of Interest

The following is a non-exhaustive list of potential conflicts.  DRZ continually monitors these potential conflicts to determine if they exist:

▪

Conflict: DRZ retains an institutional client, or is in the process of retaining an institutional client that is affiliated with an issuer that is held in DRZ’s client portfolios.  For example, DRZ may be retained to manage XYZ’s pension fund.  XYZ is a public company and DRZ client accounts hold shares of XYZ.  This type of relationship may influence DRZ to vote with management on proxies to gain favor with management.  Such favor may influence XYZ’s decision to continue its advisory relationship with DRZ.

▪

Conflict: DRZ retains a client, or is in the process of retaining a client that is an officer or director of an issuer that is held in DRZ’s client portfolios.  The similar conflicts of interest exist in this relationship as discussed above.

▪

Conflict: DRZ’s employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers.  For example, the spouse of a DRZ employee may be a high-level executive of an issuer that is held in DRZ’s client portfolios.  The spouse could attempt to influence DRZ to vote in favor of management.

▪

Conflict:  DRZ or an employee(s) personally owns a significant number of an issuer’s securities that are also held in DRZ’s client portfolios.  For any number of reasons, an employee(s) may seek to vote proxies in a different direction for his/her personal holdings than would otherwise be warranted by the proxy voting policy.  The employee(s) could oppose voting the proxies according to the policy and successfully influence the Proxy Administrator to vote proxies in contradiction to the policy.

▪

Conflict:  DRZ or its affiliates has a financial interest in the outcome of a vote, such as when DRZ receives distribution fees (i.e., Rule 12b-1 fees) from mutual funds that are maintained in client accounts and the proxy relates to an increase in 12b-1 fees.

Resolution:  Upon the detection of a material conflict of interest, the procedure described under
Item 9 of the Procedures for Identification and Voting of Proxies section above will be followed.

We realize that due to the difficulty of predicting and identifying all material conflicts, DRZ must rely on its employees to notify the Compliance Officer of any material conflict that may impair DRZ’s ability to vote proxies in an objective manner.  Upon such notification, the Compliance Officer will notify Greg DePrince of the conflict, who will recommend an appropriate course of action.

In addition, the Compliance Officer will report any attempts by others within DRZ to influence the voting of client proxies in a manner that is inconsistent with the proxy voting policy.  The Compliance Officer should report the attempt to Greg DePrince or outside counsel.

VII. Reconciliation

Because DRZ manages institutional clients, large investment positions may be held at a number of different custodians at any given time making it unfeasible for DRZ to reconcile client proxies each time a vote occurs.  Therefore, DRZ shall follow these procedures for reconciling proxies:

•

On a case-by-case basis, DRZ shall make the determination of whether it deems a proxy to be material.  Among other things, DRZ may take the following factors into consideration when making this determination: the nature of the vote and the number of shares held in client accounts versus the total shares outstanding.

•

If deemed to be material, DRZ will check to see if the proxy is for a security for which it files a Form 13G.

•

If the proxy is deemed to be material and is for a security for which it files a Form 13G, DRZ shall then take steps to reconcile the number of proxies to the number of shares held in client accounts.

The Compliance Officer shall maintain documentation of this reconciliation process.  In the event that the proxies are unable to reconcile to the number of shares, the Compliance Officer shall document the reason (i.e. client opted to participate in a securities lending program and therefore does not get to vote proxies for any securities out on loan) and resolution taken, if any.

VIII. Recordkeeping

DRZ must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business.  The Compliance Officer will be responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:

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Any request, whether written (including e-mail) or oral, received by any employee of DRZ, must be promptly reported to the Compliance Officer.  All written requests must be retained in the permanent file.

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The Compliance Officer will record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.).

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DRZ will make every effort to fulfill each individual client request for Proxy Voting information in the client’s prescribed format.  In the event that DRZ cannot, and in order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, the Compliance Officer may distribute to any client requesting proxy voting information the COMPLETE proxy voting record of DRZ for the period requested.

Should the COMPLETE proxy voting record by distributed to a client(s), it will contain the following legend:  “This report contains the full proxy voting record of DRZ.  If securities of a particular issuer were held in your account on the date of the shareholder meeting indicated, your proxy was voted in the direction indicated (absent your expressed written direction otherwise).”

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Furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days).  Maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request.  The written response should be attached and maintained with the client’s written request, if applicable and maintained in the permanent file.

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Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

Proxy Voting Policy and Procedures:

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This Proxy Voting Policy and Procedures

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“Concise” Proxy Policy and Procedure separate disclosure document sent to clients by August 6, 2003 and offered annually.

Proxy statements received regarding client securities:

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Upon receipt of a proxy, copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.

Note: DRZ is permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies.

Proxy voting records:

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DRZ Proxy Voting Record.

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Documents prepared or created by DRZ that were material to making a decision how to vote, or that memorialized the basis for the decision.  This includes Committee Minutes.

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Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc, that were material in the basis for the decision.

IX. Disclosure

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DRZ will ensure that Item 1D of Form ADV, Part II is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) regulatory requirements.

X. Proxy Solicitation

As a matter of practice, it is DRZ’s policy to not reveal or disclose to any client how DRZ may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting.  DRZ will never disclose such information to unrelated third parties.

The Chief Compliance Officer is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients.  At no time may any employee accept any remuneration in the solicitation of proxies.  The Chief Compliance Officer shall handle all responses to such solicitations.

ATTACHMENT A

DEPRINCE, RACE & ZOLLO, INC.

LIST OF PROXY VOTING COMMITTEE MEMBERS

The following is a list, as of July 1, 2003, of the members of DRZ’s proxy voting committee:

Member 1

John Race

Member 2

Greg DePrince

Member 3

Victor Zollo